Business Combination - Additional Information (Details) $ / shares in Units, $ in Millions	Jul. 14, 2021 USD ($) $ / shares shares	Jul. 12, 2021 $ / shares shares	Apr. 03, 2022 $ / shares shares	Jan. 02, 2022 $ / shares shares	Dec. 31, 2020 $ / shares shares
Business Acquisition [Line Items]
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Stockholders equity exchange ratio	0.1846
Common stock, shares issued			156,419,718	152,272,287	100,016,559
Common stock remain reserved for outstanding				27,760,224
Common stock, shares authorized			1,000,000,000	1,000,000,000	1,000,000,000
Preferred stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			10,000,000	10,000,000	0
Subscription Agreement [Member] | Switchback [Member] | PIPE Financing [Member]
Business Acquisition [Line Items]
Issuance of series P-2 Preferred stock Number of shares issued	12,500,000
Share price | shares | $ / shares	$ 14
Issuance of Series P-2 convertible preferred stock | $	$ 175.0
Legacy Enovix
Business Acquisition [Line Items]
Common stock, par value | $ / shares		$ 0.0001
Stockholders equity exchange ratio		0.1846
Common stock, shares authorized	1,000,000,000
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	10,000,000
RSVAC [Member]
Business Acquisition [Line Items]
Liability assumed | $	$ 73.4
Common Stock [Member] | Legacy Enovix
Business Acquisition [Line Items]
Business acquisition, share price | shares | $ / shares		$ 10
Common stock, shares issued		103,995,643
Common stock remain reserved for outstanding		5,547,327